UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

June 18, 2026 to July 17, 2026

Commission File Number of issuing entity: 333-280224-07

Central Index Key Number of issuing entity: 0002061839

BMO 2025-C12 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-280224

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key Number: 0000927971)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

German American Capital Corporation

(Central Index Key Number: 0001541294)

Ladder Capital Finance LLC

(Central Index Key Number: 0001541468)

LMF Commercial, LLC

(Central Index Key Number: 0001592182)

KeyBank National Association

(Central Index Key Number: 0001089877)

Zions Bancorporation, N.A.

(Central Index Key Number: 0000109380)

Societe Generale Financial Corporation

(Central Index Key Number: 0001755531)

Starwood Mortgage Capital LLC

(Central Index Key Number: 0001548405)

UBS AG

(Central Index Key Number: 0001685185)

Natixis Real Estate Capital LLC

(Central Index Key Number: 0001542256)

(Exact names of sponsors as specified in their respective charters)

David Schell, (212) 885-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

35-7440235

35-7440236

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-5	☐	☐	☒	Not Applicable
A-SB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note:

This Form 10-D/A amends the Form 10-D (the "Original Form 10-D"), filed with the Securities and Exchange Commission on July 30, 2026 under Commission File No. 333-280224-07, with respect to BMO 2025-C12 Mortgage Trust. The purpose of this amendment is to replace the Asset Data File filed as Exhibit 102 to the Original Form 10-D (which relates to the reporting period from June 12, 2025 through July 11, 2025) with the Asset Data File attached as Exhibit 102 to this From 10-D/A, which relates to the reporting period from June 12, 2026 through July 13, 2026. Effective upon the filing of this Form 10-D/A, Exhibit 102 of the Original Form 10-D is replaced and superseded in its entirety by Exhibit 102 to this Form 10-D/A. For the avoidance of doubt, there have been no changes to the Exhibit 103 filed in connection with the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2026, a distribution was made to holders of the certificates issued by BMO 2025-C12 Mortgage Trust.

The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

No assets securitized by BMO Commercial Mortgage Securities LLC (the “Depositor”) and held by BMO 2025-C12 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D/A.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on May 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal (“Bank of Montreal”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 13, 2026. The CIK number of Bank of Montreal is 0000927971.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 12, 2026. The CIK number of GSMC is 0001541502.

German American Capital Corporation (“GACC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of GACC is 0001541294.

Ladder Capital Finance LLC (“Ladder Capital Finance LLC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2026. The CIK number of Ladder Capital Finance LLC is 0001541468.

LMF Commercial, LLC (“LMF”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 7, 2026. The CIK number of LMF is 0001592182.

KeyBank National Association (“KeyBank”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 3, 2026. The CIK number of KeyBank is 0001089877.

Zions Bancorporation, N.A. (“Zions Bancorporation, N.A.”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 5, 2026. The CIK number of Zions Bancorporation, N.A. is 0000109380.

Societe Generale Financial Corporation (“Societe Generale Financial”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 17, 2026. The CIK number of Societe Generale Financial is 0001755531.

Starwood Mortgage Capital LLC (“Starwood”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 11, 2026. The CIK number of Starwood is 0001548405.

UBS AG (“UBS”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2026. The CIK number of UBS is 0001685185.

Natixis Real Estate Capital LLC (“Natixis”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of Natixis is 0001542256.

Item 1A. Asset-Level Information.

See the Asset Data File and the asset related document filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE/A filed on October 1, 2026 under Commission File No. 333-280224-07 and incorporated by reference herein.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D/A.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for BMO 2025-C12 Mortgage Trust, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BMO 2025-C12 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

*REO Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for BMO 2025-C12 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Trust Subordinate Companion Loan REMIC Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by BMO 2025-C12 Mortgage Trust, relating to the July 17, 2026 distribution.

(102): Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on October 1, 2026 under Commission File No. 333-280224-07 and incorporated by reference herein).

(103): Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE/A filed on October 1, 2026 under Commission File No. 333-280224-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by BMO 2025-C12 Mortgage Trust, relating to the July 17, 2026 distribution.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on October 1, 2026 under Commission File No. 333-280224-07 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE/A filed on October 1, 2026 under Commission File No. 333-280224-07 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ David Schell
David Schell, Authorized Signatory

Date: October 1, 2026